Share Based Compensation	12 Months Ended
Jun. 30, 2026
Share Based Compensation [Abstract]
SHARE BASED COMPENSATION
13 -	SHARE BASED COMPENSATION

On April 12, 2024, the Company approved the 2024 Share Incentive Plan (“2024 Plan”), pursuant to which share-based awards may be granted to the Company’s employees, directors and consultants. Under the 2024 Plan, the maximum aggregate number of Class A ordinary shares which may be issued pursuant to all awards under such plan is 80,000.

RSUs

On October 31, 2023, the Company awarded 900 RSUs to its independent directors, with one-thirds of these RSUs vesting on October 31, 2023, the other two one-thirds of these RSUs vesting on March 31,2024 and 2025, respectively. The exercise price of these RSUs is $0.

On October 31, 2023, the Company awarded 56,237 RSUs to its employees. These RSUs vested on October 31, 2023. The exercise price of these RSUs is $0.

On December 31, 2024, the Company awarded 1,219 RSUs to its employees. These RSUs vested on June 30, 2025. The exercise price of these RSUs is $0.

On June 3, 2025, the Company awarded 130,000 RSUs to its employees. These RSUs vested on June 30, 2025. The exercise price of these RSUs is $0.

There was no change in the RSUs relating to ordinary shares granted by the Company during the year ended June 30, 2026.

For the year ended June 30, 2026 and 2025, the Company recognized share-based compensation expense of nil and $439,307, respectively, in connection with the above RSU awards.

As of June 30, 2026, there was no unrecognized compensation expense related to RSUs is expected to be recognized.

Share Options

BJY awarded share options to management and employees. These options have graded vesting schedule over the requisite service period ranging between two and four years, exercise prices ranging from $0 to $276, (RMB0.01 to RMB2000) and expiration period ranging from four to six years. If the recipient terminates the employment relationship with BJY before the vesting of the share options, the unvested portion will be forfeited and the recipient needs to exercise the vested portion within 30 days of resignation, otherwise they will be cancelled. BJY also has the right, but not the obligation, to repurchase from the recipient the shares issued from the option exercise before the occurrence of the BJY’s listing.

The following table summarized the Company’s share option activities for the year ended June 30, 2026:

			Weighted
			Average	Weighted
		Weighted	Remaining	Average
		Average	Contract	Grant	Aggregate
	Number of	Exercise	Life	Date	Intrinsic
	Options	Price	Years	Fair value	Value
Options outstanding on July 1, 2025	70,046	$22.55	1.39	$77.10	—
Granted
Cancelled/forfeited	(903)	$22.74		$10.78
Exercised	—	—	—	—	—
Options outstanding on June 30, 2026	69,143	$49.12	0.43	$77.46	—
Options vested and exercisable on June 30, 2026	68,866	$48.45	0.43	$145.79	—

For the year ended June 30, 2026 and 2025, the Company recognized share-based compensation expense of $156,316 and $154,075, respectively, in connection with the above share options.

For the year ended June 30, 2025, the fair value of the RSUs granted is determined based on the close trading price of the Company’s stock on the public market, the fair value of the options granted is determined using the Black Schole model.

The key assumptions used to determine the fair value of the options at the grant date were as follows:

	For the Year Ended June 30,
	2026	2025
Expected volatility	N/A	164.98%
Risk-free interest rate	N/A	4.38%
Expected dividend yield	N/A	0.0%
Exercise multiple	N/A	n/a
Expected life	N/A	5.00

The above inputs have been determined based on the following:

●	Expected volatility is estimated based on the daily close price volatility of a number of comparable companies;

●	Risk-free interest rate was estimated based on the daily treasury long term rate of the U.S. Treasury Department with a maturity period close to the expected term of the options;

●	Dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the option;

●	Exercise multiple is based on empirical research on typical share award exercise behavior.

●	Expected life is estimated based on the remaining maturity of the options.

As of June 30, 2026, $297,031 of total unrecognized compensation expense related to share options is expected to be recognized over a weighted average period of approximately 2.1 years. Total unrecognized compensation cost may be adjusted for actual forfeitures occurring in the future.